Victory Pioneer Mid Cap Value Fund
(successor to Pioneer Mid Cap Value Fund)
Schedule of Investments | July 31, 2025

Schedule of Investments  |  7/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.2% of Net Assets
	Automobile Components — 0.6%
45,568	Lear Corp.	$ 4,296,607
	Total Automobile Components	$4,296,607

	Automobiles — 1.0%
610,385	Ford Motor Co.	$ 6,756,962
	Total Automobiles	$6,756,962

	Banks — 10.0%
291,413	Citizens Financial Group, Inc.	$ 13,906,229
96,010	M&T Bank Corp.	18,117,087
822,404	Regions Financial Corp.	20,831,493
371,107	Truist Financial Corp.	16,221,087
	Total Banks	$69,075,896

	Beverages — 1.3%
189,434	Molson Coors Beverage Co., Class B	$ 9,229,224
	Total Beverages	$9,229,224

	Broadline Retail — 2.3%
172,227	eBay, Inc.	$ 15,801,827
	Total Broadline Retail	$15,801,827

	Building Products — 1.7%
32,732(a)	Builders FirstSource, Inc.	$ 4,161,219
140,598	Fortune Brands Innovations, Inc.	7,668,215
	Total Building Products	$11,829,434

	Capital Markets — 9.6%
148,253	Northern Trust Corp.	$ 19,272,890
130,737	Raymond James Financial, Inc.	21,850,075
228,741	State Street Corp.	25,561,807
	Total Capital Markets	$66,684,772

	Chemicals — 2.6%
138,394	LyondellBasell Industries NV, Class A	$ 8,017,164
93,420	PPG Industries, Inc.	9,855,810
	Total Chemicals	$17,872,974

	Commercial Services & Supplies — 0.9%
67,456	Brink's Co.	$ 5,891,607
	Total Commercial Services & Supplies	$5,891,607

1Victory Pioneer Mid Cap Value Fund | 7/31/25

Shares		Value
	Communications Equipment — 1.6%
25,570	Motorola Solutions, Inc.	$ 11,224,719
	Total Communications Equipment	$11,224,719

	Consumer Staples Distribution & Retail — 3.4%
86,657(a)	Maplebear, Inc.	$ 4,156,936
163,593	Sysco Corp.	13,022,003
66,164	Target Corp.	6,649,482
	Total Consumer Staples Distribution & Retail	$23,828,421

	Containers & Packaging — 1.7%
322,771	Graphic Packaging Holding Co.	$ 7,217,160
93,422	International Paper Co.	4,366,544
	Total Containers & Packaging	$11,583,704

	Distributors — 1.7%
90,389	Genuine Parts Co.	$ 11,649,334
	Total Distributors	$11,649,334

	Electric Utilities — 3.6%
225,748	Eversource Energy	$ 14,921,943
219,580	Exelon Corp.	9,867,925
	Total Electric Utilities	$24,789,868

	Electrical Equipment — 4.7%
60,393	Emerson Electric Co.	$ 8,787,786
24,838(a)	Generac Holdings, Inc.	4,835,710
31,412	Regal Rexnord Corp.	4,802,267
39,868	Rockwell Automation, Inc.	14,021,974
	Total Electrical Equipment	$32,447,737

	Electronic Equipment, Instruments & Components — 1.2%
46,761	CDW Corp.	$ 8,154,183
	Total Electronic Equipment, Instruments & Components	$8,154,183

	Energy Equipment & Services — 1.6%
250,783	Baker Hughes Co.	$ 11,297,774
	Total Energy Equipment & Services	$11,297,774

	Entertainment — 1.0%
505,949(a)	Warner Bros Discovery, Inc.	$ 6,663,348
	Total Entertainment	$6,663,348

Victory Pioneer Mid Cap Value Fund | 7/31/252

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Shares		Value
	Food Products — 1.4%
28,456	Hershey Co.	$ 5,296,515
132,424	The Campbell’s Co.	4,226,974
	Total Food Products	$9,523,489

	Ground Transportation — 1.4%
67,556	JB Hunt Transport Services, Inc.	$ 9,731,442
	Total Ground Transportation	$9,731,442

	Health Care Equipment & Supplies — 4.3%
203,063	GE HealthCare Technologies, Inc.	$ 14,482,453
170,331	Zimmer Biomet Holdings, Inc.	15,610,836
	Total Health Care Equipment & Supplies	$30,093,289

	Health Care Providers & Services — 0.5%
14,006	Humana, Inc.	$ 3,499,679
	Total Health Care Providers & Services	$3,499,679

	Health Care REITs — 0.5%
197,393	Healthpeak Properties, Inc.	$ 3,343,837
	Total Health Care REITs	$3,343,837

	Hotel & Resort REITs — 0.7%
320,863	Host Hotels & Resorts, Inc.	$ 5,043,966
	Total Hotel & Resort REITs	$5,043,966

	Hotels, Restaurants & Leisure — 1.8%
69,464	Expedia Group, Inc.	$ 12,518,802
	Total Hotels, Restaurants & Leisure	$12,518,802

	Household Durables — 1.7%
80,350	DR Horton, Inc.	$ 11,477,194
	Total Household Durables	$11,477,194

	Industrial REITs — 0.8%
117,600	First Industrial Realty Trust, Inc.	$ 5,729,472
	Total Industrial REITs	$5,729,472

	Insurance — 3.2%
179,751	American International Group, Inc.	$ 13,954,070
231,121	Old Republic International Corp.	8,359,647
	Total Insurance	$22,313,717

	Machinery — 4.2%
135,310	AGCO Corp.	$ 15,962,521
71,469	Dover Corp.	12,945,894
	Total Machinery	$28,908,415

3Victory Pioneer Mid Cap Value Fund | 7/31/25

Shares		Value
	Media — 2.1%
264,252	Fox Corp., Class A	$ 14,734,692
	Total Media	$14,734,692

	Multi-Utilities — 4.5%
423,041	CenterPoint Energy, Inc.	$ 16,422,452
165,256	Public Service Enterprise Group, Inc.	14,838,336
	Total Multi-Utilities	$31,260,788

	Oil, Gas & Consumable Fuels — 6.8%
119,292	Chord Energy Corp.	$ 13,161,487
806,159	Coterra Energy, Inc.	19,662,218
286,553	Range Resources Corp.	10,522,226
25,968	Valero Energy Corp.	3,565,666
	Total Oil, Gas & Consumable Fuels	$46,911,597

	Passenger Airlines — 0.8%
109,541	Delta Air Lines, Inc.	$ 5,828,677
	Total Passenger Airlines	$5,828,677

	Personal Care Products — 2.3%
731,169	Kenvue, Inc.	$ 15,676,263
	Total Personal Care Products	$15,676,263

	Residential REITs — 1.4%
53,328	AvalonBay Communities, Inc.	$ 9,933,940
	Total Residential REITs	$9,933,940

	Retail REITs — 1.1%
348,124	Kimco Realty Corp.	$ 7,390,673
	Total Retail REITs	$7,390,673

	Software — 0.7%
66,562(a)	Zoom Communications, Inc.	$ 4,928,916
	Total Software	$4,928,916

	Specialized REITs — 2.3%
53,827	Extra Space Storage, Inc.	$ 7,232,196
185,852	Gaming and Leisure Properties, Inc.	8,471,134
	Total Specialized REITs	$15,703,330

	Technology Hardware, Storage & Peripherals — 3.7%
318,773	HP, Inc.	$ 7,905,570
93,561	NetApp, Inc.	9,742,507
98,595	Western Digital Corp.	7,758,441
	Total Technology Hardware, Storage & Peripherals	$25,406,518

Victory Pioneer Mid Cap Value Fund | 7/31/254

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Shares		Value
	Trading Companies & Distributors — 2.5%
100,781	AerCap Holdings NV	$ 10,808,762
31,321	WESCO International, Inc.	6,482,194
	Total Trading Companies & Distributors	$17,290,956

	Total Common Stocks (Cost $567,410,175)	$686,328,043

	SHORT TERM INVESTMENTS — 0.7% of Net Assets
	Open-End Fund — 0.7%
5,181,099(b)	Dreyfus Government Cash Management, Institutional Shares, 4.20%	$ 5,181,099
		$5,181,099

	TOTAL SHORT TERM INVESTMENTS (Cost $5,181,099)	$5,181,099

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $572,591,274)	$691,509,142
	OTHER ASSETS AND LIABILITIES — 0.1%	$480,279
	net assets — 100.0%	$691,989,421

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2025.
5Victory Pioneer Mid Cap Value Fund | 7/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$686,328,043	$—	$—	$686,328,043
Open-End Fund	5,181,099	—	—	5,181,099
Total Investments in Securities	$691,509,142	$—	$—	$691,509,142
During the period ended July 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Mid Cap Value Fund | 7/31/256